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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]



May 1, 2006


Via EDGAR Transmission
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E ("Registrant")
      Form N-4 Registration Statement
      Registration No. 333-122883/811-4001
      ------------------------------------

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the above Registrant is hereby certifies that the MetLife Preference Plus Income Advantage Prospectus and the Statement of Additional Information dated May 1, 2006, which were filed electronically on April 26, 2006 under Rule 461 of the Act, do not differ from the Prospectuses and Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel